Common Stock and Warrant Issuances (Details Narrative) (10 K) $ / shares in Units, $ in Thousands																														1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 28, 2019 USD ($) shares	Nov. 30, 2018 USD ($) TradingDays shares	Aug. 30, 2018 USD ($)	Jun. 20, 2018 shares	May 02, 2018 USD ($) shares	Apr. 30, 2018 USD ($) shares	Mar. 26, 2018 shares	Mar. 19, 2018	Mar. 15, 2018 USD ($) $ / shares shares	Feb. 06, 2018 shares	Jan. 17, 2018 USD ($) shares	Dec. 15, 2017 shares	Dec. 07, 2017 $ / shares shares	Nov. 30, 2017 shares	Nov. 02, 2017 USD ($) $ / shares shares	Oct. 12, 2017 shares	Sep. 30, 2017 USD ($) shares	Sep. 29, 2017 shares	Sep. 12, 2017 $ / shares shares	Sep. 08, 2017 shares	Sep. 02, 2017 shares	Aug. 31, 2017 USD ($) shares	Aug. 18, 2017 $ / shares shares	Aug. 09, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	May 31, 2017 $ / shares shares	May 18, 2017 USD ($) $ / shares shares	May 02, 2017 $ / shares shares	Mar. 10, 2017 $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 14, 2017 shares	Dec. 08, 2017 $ / shares shares
Stock issued during period shares				750,000										88,700		347,400	220,000					220,000					200,000						43,100,000
Proceeds from Issuance of common stock | $					$ 313	$ 313					$ 94				$ 94																					$ 395
Warrants to purchase of common stock shares					625,000	625,000					375,000				125,000													360,000								665,000
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares															$ 0.75													$ 0.50
Stock issued during period shares | $																											$ 118						$ 2,154
Accounts payable | $																	$ 401					$ 401
Proceeds from warrants exercises | $					$ 313	$ 313					$ 281																								907	$ 395
Value of common stock shares issued for services | $																																	60	$ 839	2,272	$ 4,629
Number of common stock sold												2,000,000																								26
Percentage of average trading volume of common stock								20.00%
Value of common stock in exchange for note payable | $																																				$ 8,680
Warrant expiration date																												May 31, 2022
Warrant modification expense | $																																		$ 139	139
Deemed dividend | $																																			2,514
Iliad Note [Member]
Warrants to purchase of common stock shares																											1,231,819										5,173,640	5,173,640
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																											$ 1.05
Warrant expiration date																											May 31, 2022
Number of warrants forfeited																																					376,361
UAHC Note [Member]
Warrants to purchase of common stock shares													1,206,667										861,905
Warrant term																							5 years
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares													$ 0.75										$ 1.05
Private Placement [Member]
Warrants to purchase of common stock shares																												3,750,000			4,875,000	4,875,000
August 2017 Note [Member]
Warrants to purchase of common stock shares													144,000											360,000
Warrant term																								5 years
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares													$ 0.75											$ 1.05
Second Note [Member]
Percentage of average trading volume of common stock																																				65.00%
September 2017 Note [Member]
Warrants to purchase of common stock shares																			1,000,000
Warrant term																			3 years
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																			$ 2.00
May 2017 Note [Member]
Warrants to purchase of common stock shares																		360,000
Number of shares issuable under warrants issued																		226,666
Minimum [Member]
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares									$ 0.40
Maximum [Member]
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares									$ 4.50
Maximum [Member] | Second Note [Member]
Number of shares issuable under warrants issued																					417,975
Equity Purchase Agreement [Member]
Stock issued during period shares	7,500,000
Proceeds from Issuance of common stock | $	$ 346
Warrants to purchase of common stock shares																													400,000
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																													$ 0.957
Stock issued during period shares | $			$ 35,000
Equity purchase description			Pursuant to the August Equity Purchase Agreement, the Company may require Oasis Capital to purchase shares of common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten prior trading days, upon the Company's delivery of a put notice to Oasis Capital. Oasis Capital shall purchase such number of shares of common stock at a per share price that equals to the lowest volume weighted average trading price of the common stock during the five prior trading days multiplied by 93.5%.
Common shares per share price equals to lowest volume weighted average trading price, multiplied percent			93.50%
Number of common stock purchase. value | $		$ 500
Percentage of average trading volume of common stock		200.00%	200.00%
Common stock trading days | TradingDays		10
Description of common stock trading		The EPA Amendment amends the aggregate value of the common stock that can be sold to Oasis Capital from $35,000 to $50,000. Subject to the terms of the EPA Amendment, the Company may by notice (a "Put Notice") delivered to Oasis Capital require Oasis Capital to purchase a number of shares (the "Put Shares") of the common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten trading days immediately preceding the date of such Put Notice. The Amendment and EPA provide that the purchase price for such Put Shares will be the lowest traded price on the principal market for any trading day during the five trading days either following or beginning on the date on which Oasis Capital receives delivery of the Put Shares into its brokerage account, which period is referred to as the Valuation Period, multiplied by 95.0%.
Amount charged related to deferred financing cost | $																																			$ 301
Warrant expiration date																													Mar. 10, 2024
Equity Purchase Agreement [Member] | August 2018 Note Payable [Member]
Stock issued during period shares																																			33,650,000
Stock issued during period shares | $																																			$ 2,760
Equity Purchase Agreement [Member] | August 2018 Note and December 2018 Note [Member]
Value of common stock in exchange for note payable | $																																			$ 1,312
Equity Purchase Agreement [Member] | Minimum [Member]
Stock issued during period shares | $		$ 35,000
Equity Purchase Agreement [Member] | Maximum [Member]
Stock issued during period shares		35,000,000
Stock issued during period shares | $		$ 50,000
Iliad Settlement Agreement [Member]
Stock issued during period shares													547,660
Warrants to purchase of common stock shares																																						1,724,547
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																																						$ 0.75
Former Noteholder [Member]
Stock issued during period shares							3,381,816			3,381,816
Consultants [Member]
Number of common stock shares issued for services																																			2,387,273	2,574,000
Value of common stock shares issued for services | $																																			$ 2,272	$ 4,629
L2 Capital, LLC [Member]
Warrants to purchase of common stock shares																				800,000
Number of shares issuable under warrants issued																				620,282
L2 Capital, LLC [Member] | Equity Purchase Agreement [Member]
Equity purchase description			The Equity Purchase Agreement, the Company may require L2 Capital to purchase shares of common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten prior trading days, upon the Company's delivery of a put notice to L2 Capital. L2 Capital shall purchase such number of shares of common stock at a per share price that equals to the lowest volume weighted average trading price of the common stock during the five prior trading days multiplied by 93.5%.
Common shares per share price equals to lowest volume weighted average trading price, multiplied percent			93.50%
Series C Warrant [Member]
Warrants to purchase of common stock shares																										1				1
Warrant term																										3 years
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																										$ 1.00				$ 1.00
Series A Warrant [Member]
Warrants to purchase of common stock shares																										1				1
Warrant term																										3 years
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																										$ 0.50				$ 0.50
Series B Warrant [Member]
Warrants to purchase of common stock shares																										1				1
Warrant term																										3 years
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																										$ 0.75				$ 0.75
Common Stock [Member]
Stock issued during period shares																																				7,028,588
Warrants to purchase of common stock shares																																				3,012,186
Number of common stock shares issued for services																																				2,574,000
Value of common stock shares issued for services | $																																				$ 3
Warrants [Member]
Warrants to purchase of common stock shares																																			3,954,530
Number of common stock issued in exchange for cashless exercise of warrants																																			8,469,251
Warrants [Member] | Iliad Note [Member]
Warrants to purchase of common stock shares																																					1,348,186
Warrants [Member] | UAHC Note [Member]
Warrants to purchase of common stock shares													3,620,001
Warrants [Member] | Private Placement [Member]
Warrants to purchase of common stock shares																									1,000,000
Warrant term																									3 years
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																									$ 1.25
One Third of Warrant One [Member] | Private Placement [Member]
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																												$ 0.50			$ 0.50	$ 0.50
One Third of Warrant Two [Member] | Private Placement [Member]
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																												0.75			0.75	0.75
One Third of Warrant Three [Member] | Private Placement [Member]
Decrease of exercise price of warrants due to anti-dilution protection | $ / shares																												$ 1.00			$ 1.00	$ 1.00
Investor [Member]
Stock issued during period shares									200,000																					1,250,000	1,625,000	1,625,000
Purchase price per share | $ / shares																										$ 0.40				$ 0.40	$ 0.40	$ 0.40
Proceeds from Issuance of common stock | $																														$ 500	$ 650	$ 650
Stock issued during period shares | $									$ 80